Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Endesa Energia S.A. [Member] | Gas Sales [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ 180,214,107
Enel Americas S.A. [Member] | Provision of administration and other services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	7,859,162	$ 5,632,424	$ 5,021,265
GNL Chile S.A. [Member] | Gas Consumption [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(443,243,955)	(314,415,258)	(164,410,577)
Enel S.p.A [Member] | Technical Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,340,510)	(5,305,537)	(3,800,471)
Enel X S.R.L. [Member] | Technical Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,545,918)	(5,284,971)	(3,435,918)
Enel Global Services S.r.l [Member] | Engineering Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(5,097,105)
Enel Global Trading S.p.A [Member] | Technical Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(2,227,749)	(2,183,183)
Enel Global Trading S.p.A [Member] | Gas Sales [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	166,792,281
Enel Global Trading S.p.A [Member] | Gas Purchase [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(2,618,484)
Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	36,940,008	35,815,215	(37,771,702)
Enel Global Thermal Generation S.r.l. [Member] | Technical Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(3,172,872)
Enel Green Power Spa [Member] | Technical Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(6,136,692)	(7,861,111)	(4,674,437)
Enel Green Power Spa [Member] | Engineering Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(7,263,535)
Enel Finance International NV [Member] | Financial Expense [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(72,578,171)	(42,040,047)	(35,079,947)
Energa y Servicios South America Spa [Member] | IT Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			$ (2,128,624)
Enel Grids S.r.L [Member] | Technical Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (2,260,739)
Enel Grids S.r.L [Member] | IT Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		$ (2,230,293)